Note 12 - Income Taxes	12 Months Ended
Oct. 31, 2015
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(12)	Income Taxes

Income tax expense (benefit) for the years ended October 31, 2015, 2014 and 2013 consists of:

Fiscal year ended October 31, 2015	Current	Deferred	Total
U.S. Federal	$(624,825)	$2,098,615	$1,473,790
State	(120,917)	129,509	8,592
Totals	$(745,742)	$2,228,124	$1,482,382

Fiscal year ended October 31, 2014	Current	Deferred	Total
U.S. Federal	$666,517	$(370,553)	$295,964
State	24,680	(52,971)	(28,291)
Totals	$691,197	$(423,524)	$267,673

Fiscal year ended October 31, 2013	Current	Deferred	Total
U.S. Federal	$(640,652)	$930,956	$290,304
State	(10,307)	67,791	57,484
Totals	$(650,959)	$998,747	$347,788

Reported income tax expense for the years ended October 31, 2015, 2014 and 2013 differs from the “expected” tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of 34% to income before income taxes as follows:

	Years ended October 31,
	2015	2014	2013
“Expected” tax expense (benefit)	$(957,121)	$302,797	$93,605
Increase (reduction) in income tax expense (benefit) resulting from:
Benefits from domestic manufacturing deduction	—	(61,024)	—
Nondeductible compensation	—	—	93,886
State income taxes, net of federal benefit	(78,880)	(23,031)	39,331
Loss of permanent deductions due to NOL carryback	35,636	—	54,907
Other differences, net	67,491	48,931	66,059
Change in valulation allowance	2,415,256	—	—
Reported income tax expense	$1,482,382	$267,673	$347,788

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities as of October 31, 2015 and 2014 are presented below:

	October 31,
	2015	2014
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$53,316	$87,381
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,118,735	1,127,226
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	65,213	527,806
Share-based compensation expense	131,487	163,928
Investment in Centric Solutions	114,118	125,555
Net operating loss carryforwards	1,437,611	573,926
Other	57,413	75,940
Total gross deferred tax assets	2,977,893	2,681,762
Valuation allowance	(2,415,256)	—

Net deferred tax assets	562,637	2,681,762

Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(558,222)	(442,870)
Other receivables, due to accrual for financial reporting purposes	(4,415)	(10,768)

Total gross deferred tax liabilities	(562,637)	(453,638)

Net deferred tax asset	$—	$2,228,124

As a result of the acquisition of AOS, the Company recorded certain deferred tax assets totaling $1,517,605 (after purchase accounting adjustments), related to gross net operating loss (“NOL”) carryforwards of $4,455,525, estimated to be available after considering Internal Revenue Code Section 382 limitations. As of October 31, 2015, $1,680,000 of these gross NOL carryforwards remain unused and may be used to reduce future taxable income. These gross NOL carryforwards begin to expire in fiscal year ending October 31, 2024.

Additionally, we have federal and state gross NOL carryforwards of $2,690,719 and $703,405, respectively; all of which originated during fiscal year 2015, and will not begin to expire until fiscal year 2030. Included in these carryforwards is $253,486 of excess tax benefits from share-based compensation for which shareholders’ equity will be increased when such benefits are realized.

As of October 31, 2015, the Company considered all positive and negative evidence available to assess whether it is “more likely than not” that some portion or all of the deferred tax assets will not be realized. The Company concluded that in accordance with the provisions of Accounting Standards Codification 740,
Income Taxes
, the negative evidence outweighed the objectively verifiable positive evidence. As a result, the Company established a valuation reserve of $2,415,256 against net deferred tax assets existing as of October 31, 2015.

The Company estimates a liability for uncertain tax positions taken or expected to be taken in a tax return. The liability for uncertain tax positions is included in other noncurrent liabilities on the accompanying consolidated balance sheets.

A reconciliation of the unrecognized tax benefits for fiscal years 2015 and 2014 follows:

	October 31,
	2015	2014
Unrecognized tax benefits balance at beginning of year	$168,756	$198,307
Gross decreases for tax positions of prior years	(88,050)	(41,853)
Gross increases for current year tax positions	—	12,302
Settlements with taxing authorities	(1,384)	—
Unrecognized tax benefits balance at end of year	$79,322	$168,756

During fiscal year 2015, the Company reduced accrued interest and penalties by $35,873 and $19,283, respectively, related to unrecognized tax benefits. During fiscal year 2014, the Company reduced interest and penalties by $4,647 and $10,400, respectively, related to unrecognized tax benefits. As of October 31, 2015 and 2014, the Company had approximately $38,553 and $93,709, respectively, of accrued interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits that would affect the Company’s effective tax rate if recognized is $45,987 and $92,817 as of October 31, 2015 and 2014, respectively. The Company does not expect its unrecognized tax benefits to change significantly in the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. The statute of limitations remains open for U.S. and certain state income tax examinations for years ended October 31, 2012 through October 31, 2014.